Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets
	December 31,	December 31,
	2022	2021
Deferred tax liabilities arising from acquisitions of subsidiaries	$(9,171,795)	$(10,284,171)
Deferred tax asset
Net operating loss carryforward	25,506,592	21,953,981
Valuation allowance	(16,007,067)	(14,570,809)
Net deferred tax asset	9,499,525	7,383,172

Schedule of movement of valuation allowance
	December 31, 2022	December 31, 2021
At the beginning of the year	$14,570,809	$10,974,429
Acquisition of subsidiary	-	4,489,762
Current year addition	4,549,975	7,993,933
Expired	(134,802)	(1,673,664)
Exchange difference	(2,048,140)	381,779
Over provided in last year	1,185,578	(212,258)
Recognized during the year	(2,116,353)	(7,383,172)
At the end of the year	16,007,067	14,570,809

Schedule of reconciliation of income tax expense
	December 31,	December 31,	December 31,
	2022	2021	2020
Loss before income taxes	$(54,153,065)	$(69,597,322)	$(40,056,965)

Tax loss at the PRC statutory tax rate of 25%	13,538,266	17,399,330	(9,611,948)
Taxable items	(3,532,743)	-	-
Deductible items	3,470,728	-	-
Non-deductible items	-	(20,201,962)	7,353,006
Non-taxable items	-	19,124,786	(853,004)
Change in valuation allowance	(1,957,164)	(697,508)	1,764,787
Effect of different tax rates in other jurisdictions	(5,588,499)	(8,043,850)	178,444
Effect of 15% preferential rate for certain PRC subsidiaries	(1,989,264)	545,541	1,168,715
Income tax benefit	3,941,324	8,126,337	-